Income Tax	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Income Tax
Note 30 - Income Tax

A.        Details regarding the tax environment of the Group

Corporate tax rate

Presented hereunder are the tax rates relevant to the Group in the years 2017-2019:
2017 - 24%
2018-2019 - 23%

On December 22, 2016 the Israeli Parliament passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, by which, inter alia, the corporate tax rate was reduced from 25% to 23% in two steps. The first step to a rate of 24% as from January 2017 and the second step to a rate of 23% as from January 2018.

As a result of the aforesaid, the deferred tax balances as at December 31, 2018 and at December 31, 2019 were calculated according to the new tax rate of 23% - the tax rate expected to apply on the date of reversal.

Current taxes for the reported periods are calculated according to the tax rates presented above.

B.        Composition of tax on income (tax benefit)

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Current tax expense (income)
Current year	27	14	19
Adjustments for prior years, net	(1)	1	(3)
	26	15	16

Deferred tax expense (income)
Creation and reversal of temporary differences	14	(21)	(39)
Change in tax rate	-	-	-
	14	(21)	(39)

Tax on income (tax benefit)	40	(6)	(23)

C.	Income tax in respect of other comprehensive income (loss)

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Before tax	1	(2)	(5)
Tax (benefit) expenses	-	1	1
Net of tax	1	(1)	(4)

D.	Reconciliation between the theoretical tax on the pre-tax profit (loss) and the tax expense (income)

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Profit (loss) before taxes on income	153	(70)	(130)
Primary tax rate of the Group	24.0%	23.0%	23.0%

Tax calculated according to the Group’s primary tax rate	37	(16)	(30)

Additional tax (tax saving) in respect of:

Non-deductible expenses	5	6	8
Taxes in respect of previous years	(1)	1	(3)
Other differences	(1)	3	2

Income tax expenses (tax income)	40	(6)	(23)

E.          Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Carry forward tax deductions and losses	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2019	45	(196)	17	35	(99)
Changes recognized in profit or loss	(2)	11	30	(1)	38
Changes recognized in other comprehensive income	-	-	-	1	1

Balance of deferred tax asset (liability) as at December 31, 2019	43	(185)	47	35	(60)

Deferred tax asset	43	5	47	42	137
Offset of balances					(137)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2019					-

Deferred tax liability	-	(190)	-	(7)	(197)
Offset of balances					137

Deferred tax liability in the consolidated statements of financial position as at December 31, 2019					(60)

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Carry forward tax deductions and losses	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2018	43	(197)	-	23	(131)
Changes recognized in profit or loss	(1)	1	17	4	21
Changes recognized in equity	3	-	-	7	10
Changes recognized in other comprehensive income	-	-	-	1	1

Balance of deferred tax asset (liability) as at December 31, 2018	45	(196)	17	35	(99)

Deferred tax asset	45	5	17	37	104
Offset of balances					(104)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2018					-

Deferred tax liability	-	(201)	-	(2)	(203)
Offset of balances					104

Deferred tax liability in the consolidated statements of financial position as at December 31, 2018					(99)

F.           Tax assessments

In March 2020, the Company with Israeli Tax Authority reached a  final agreement in relation to the years 2014 - 2017 tax assessment. The assessment shall not have a material effect on the Company's financial statements.

013 Netvision Ltd has received final tax assessments up to and including the year ended December 31, 2015 (2015 fiscal year).